BASIC AND DILUTED NET LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive securities excluded from computation of earnings per share, amount	2,781,892	3,013,220	2,839,883
Number of additional antidilutive securities excluded from computation of earnings per share amount	3,021,323	3,649,985	3,649,985